Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended	9 Months Ended				12 Months Ended
	Jun. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (119,872)	$ (609,192)	[1]	$ (225,428)	[1]	$ (401,905)	[2]	$ (33,077)	[2]	$ (24,266)	[2]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		182		254		424		343		235
Claims amortization expense	41,708	355,481		153,560		266,929		164		125
Paid in kind interest	34,744	204,263	[1]	80,947	[1]	145,321		27,023		20,843
Change in fair value of derivatives		158		10,065		9,613
Deferred income taxes	(531)			(531)		(531)
Change in fair value of warrant liability		(4,406)		1,619		2,870
Share based compensation		1,875		20,055		20,055
PPP loan forgiveness								(1,043)		(44)
Realized gain on equity securities								(201)		(18)
Unrealized losses on investments - short position										279
Gain on debt extinguishment				(63,367)		(63,367)
Mark to Market Gain on liability payable in stock		(3,937)
Non-cash lease expense		1
Allowance for credit losses		5,000
Gain on sale of intangibles		(4,599)
Change in operating assets and liabilities:
Accounts receivable	(918)	53		(7,664)		(6,195)
Affiliate receivable		1,594	[1]	2,296	[1]	1,645	[2]	801	[2]	(3,346)	[2]
Affiliate payable				(25,430)	[1]	(25,430)	[2]	6,225	[2]	5,670	[2]
Prepaid expenses and other assets		13,032	[1]	(32,609)	[1]	(27,604)		1		(9)
Commission payable		284		75		80
Accounts payable and other current liabilities		8,678		15,394		(2,291)		2,013		268
Deferred service fee income						(249)				249
Net cash used in operating activities	(60,912)	(31,533)		(70,764)		(80,635)		2,249		(14)
Cash flows from investing activities:
Additions to property, plant, and equipment		(1,641)		(1,863)		(2,984)		(481)		(330)
Purchases of intangible assets		(600)		(2,700)		(2,700)		(150)
Proceeds from short sale of short positions										1,298
Proceeds from sale of equity securities								4,450		1,273
Purchases of equity securities								(4,056)		(1,255)
Purchase of securities to cover short position								(1,770)
Proceeds from sale of intangible assets		10,000
Net cash provided by (used in) investing activities	(3,015)	7,759		(4,563)		(5,684)		(2,007)		986
Cash flows from financing activities:
Proceeds from debt financing		25,000								1,086
Deferred financing costs		(250)
Debt issuance costs		(683)
Proceeds from related party loan		4,950	[1]	125,759	[1]	125,759	[2]
Release of temporary equity		(11,420)
Repayment of the Claims financing obligation		(2,488)
Proceeds from Business Combination				12,009		12,009
Transaction costs incurred for the Business Combination				(49,638)		(49,638)		(7,973)
Issuance of common stock				8,804		9,188
Issuance of temporary equity				2,417		2,417
Contribution from members								227		8,524
Distributions to members								(2,711)
Warrant conversions		243
Net cash provided by financing activities	98,728	15,352		99,351		99,735		(10,457)		9,610
(Decrease) increase in cash and cash equivalents and restricted cash		(8,422)		24,024		13,416		(10,215)		10,582
Cash and cash equivalents and restricted cash at beginning of year	1,664	15,081		1,664		1,664		11,879		1,297
Cash and cash equivalents and restricted cash at end of period		6,659		25,688		15,081		1,664		11,879
Cash paid during the period for:
Interest								23		$ 43
Supplemental disclosure of non-cash investing and financing activities:
Sale of intangible assets		30,987
Purchase of intangible asset financed by note payable		250,000						$ 83,805
Release of temporary equity		1,807
Original issue discount		16,667
Purchase of intangible asset through issuance of Class A common stock				10,000		10,963
Purchase of intangible asset in accrued expenses				48,167		51,167
Payment of professional fees through issuance of Class A common stock		2,049		1,326		1,618
Transaction costs incurred included in accounts payable and accrued liabilities				29,692		29,681
Non-cash lease liabilities arising from obtaining right-of-use assets		426
Payment of Cano Health payment in shares		61,690
As previously reported
Cash flows from operating activities:
Net loss	(91,015)			(118,075)
Adjustments to reconcile net loss to net cash used in operating activities:
Claims amortization expense	26,535			92,866
Paid in kind interest	21,369			34,475
Deferred income taxes	(857)			(857)
Change in operating assets and liabilities:
Accounts receivable	(901)			(7,525)
Net cash used in operating activities	(60,912)			(70,764)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(3,015)			(4,563)
Cash flows from financing activities:
Net cash provided by financing activities	$ 98,728			$ 99,351
Cash and cash equivalents and restricted cash at beginning of year		$ 15,080
Cash and cash equivalents and restricted cash at end of period						$ 15,080

[1]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.
[2]	Balances include related party transactions. See Note 14, Related Party, for further details.